Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans - Components of Company-Owned Consumer Loan Portfolio Receivables (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	$ 340,703		$ 330,922
Delinquent payment amounts	5,202	[1]	5,870	[1]
Loans on non-accrual status	42,654		48,993
Total delinquent loans	47,856		54,863
Total consumer loans, gross	388,559		385,785
Less: Allowance for losses	(64,948)		(82,318)		(82,352)	(59,054)
Consumer loans, net	323,611		303,467
Short-term Loans
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	35,688		57,368
Loans on non-accrual status	20,610		23,385
Total delinquent loans	20,610		23,385
Total consumer loans, gross	56,298		80,753
Less: Allowance for losses	(14,324)		(20,466)		(41,942)	(42,880)
Consumer loans, net	41,974		60,287
Line of Credit Accounts
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	110,519		112,969
Delinquent payment amounts	3,733	[1]	4,146	[1]
Loans on non-accrual status	4,428		8,687
Total delinquent loans	8,161		12,833
Total consumer loans, gross	118,680		125,802
Less: Allowance for losses	(19,749)		(29,244)		(12,565)	(3,723)
Consumer loans, net	98,931		96,558
Installment Loans
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Current loans	194,496		160,585
Delinquent payment amounts	1,469	[1]	1,724	[1]
Loans on non-accrual status	17,616		16,921
Total delinquent loans	19,085		18,645
Total consumer loans, gross	213,581		179,230
Less: Allowance for losses	(30,875)		(32,608)		(27,845)	(12,451)
Consumer loans, net	$ 182,706		$ 146,622

[1]	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See Note 3 “Significant Accounting Policies-Current and Delinquent Consumer Loans” for additional information.